Average Annual Total Returns - Invesco Solar ETF	ETF 1 Year	ETF 5 Years	ETF 10 Years	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions 10 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MAC Global Solar Energy Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or taxes) 1 Year	MAC Global Solar Energy Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or taxes) 5 Years	MAC Global Solar Energy Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or taxes) 10 Years	MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes) 1 Year	MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes) 5 Years	MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes) 10 Years
Total	65.65%	(0.32%)	(8.66%)	65.45%	(1.10%)	(9.68%)	38.87%	(0.67%)	(6.26%)	67.04%	(2.89%)	(10.98%)	27.67%	8.74%	9.47%